Acquisition - Pro Forma Results (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Pro Forma Results
Net revenue	$ 505,961
Operating income	57,533
Net loss	$ (18,752)
Basic loss per share | $ / shares	$ (0.24)
Diluted loss per share | $ / shares	$ (0.24)